Financial Assets And Financial Liabilities	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Financial Assets And Financial Liabilities
12.	Financial Assets and Financial Liabilities
The following table shows the carrying amounts and fair values of financial assets and liabilities, including their levels in the fair value hierarchy.
Financial assets

A.	Current and non-current financial assets

	June 30, 2023		December 31, 2022
(In thousand Euros)	Non-current	Current	Non-current	Current
Customer sales and services	—	41,089	—	39,797
Other receivables	—	579	—	16
Loans to employees	180	27	—	14

Trade and other financial receivables	180	41,695	—	39,827
Guarantee deposit	1,644	—	1,133	—

Non-current financial assets	1,644	—	1,133	—
Guarantee deposit	—	397	—	560
Financial investments	—	5,625	—	5,397

Other current financial assets	—	6,022	—	5,957
Cash and cash equivalents	—	105,554	—	83,308

Total	1,824	153,271	1,133	129,092

Trade and other financial receivables are mainly amounts due from customers for goods sold or services performed in the ordinary course of business. They are due for settlement in the short term (less than 1 year) and therefore are classified as current. Trade and other financial receivables are recognized initially at the amount of consideration that is unconditional, unless they contain significant financing components, in which case they are recognized at fair value. The Group holds the trade receivables with the objective of collecting the contractual cash flows and therefore measures them subsequently at amortized cost using the effective interest method.
The carrying amount of the customer sales and services includes receivables which are subject to a factoring arrangement. Under this arrangement, the Group has transferred the relevant receivables to the factor in exchange for cash and is prevented from selling or pledging the receivables. However, the Group has retained late payment and credit risk. Therefore, the Group continues to recognize the transferred assets in their entirety in its statement of financial position.
The amount repayable under the factoring agreement is presented as secured borrowing. The Group considers that the held-to-collect business model remains appropriate for these receivables and hence continues to measure them at amortized cost.
As of June 30, 2023, other current financial assets include financial investments, such as investment funds in financial institutions, totaling Euros 5,625 thousand as compared to Euros 5,397 thousand at December 31, 2022.

These financial investments are deposits managed by financial institutions in investment funds to obtain profitability. The Group has considered their classification as current assets because it expects to liquidate these investments in the following 12 months.

B.	Expected credit loss assessment as of June 30, 2023 and December 31, 2022.
The Group applies the IFRS 9 simplified approach to measuring expected credit losses using a lifetime expected credit loss provision for trade receivables and contract assets. To measure expected credit losses on a collective basis, trade receivables and contract assets are grouped based on similar credit risk and aging. The contract assets have similar risk characteristics to the trade receivables for similar types of contracts.
The impairment of trade receivables is recognized under “Expected credit loss for trade and other receivables” in other operating expenses.
The total expense recognized in profit or loss during the six months ended June 30, 2023 was Euros 1,380 thousand and Euros 1,756 thousand for the six months ended June 30, 2022. The allowance for doubtful debts provision as of June 30, 2023 estimated based on the expected credit loss, was Euros 1,467 thousand, as compared to Euros 1,656 thousand as of December 31, 2022, for amounts outstanding less than 180 days as at reporting date. Additionally, the Company has recognized as of June 30, 2023, a bad debt provision for amounts outstanding 180 days or longer for Euros 4,327 thousand, as compared to Euros 3,404 thousand as at December 31, 2022, which has been calculated taking into account specific accounts receivable considered doubtful.
The expected loss rates are based on the Group’s historical cre di
t losses.

C.	Financial assets by class and category

		June 30, 2023
(In thousand Euros)	Financial assets measured at amortized cost	Financial assets measured at fair value with changes in PL	Financial assets measured at fair value with changes in OCI	Total
Customer sales and services	41,089	—	—	41,089
Other receivables	579	—	—	579
Loans to employees	207	—	—	207

Trade and other financial receivables	41,875	—	—	41,875
Guarantee deposit	1,644	—	—	1,644

Non-current financial assets	1,644	—	—	1,644
Guarantee deposit	397	—	—	397
Financial investments	128	5,296	201	5,625

Other current financial assets	525	5,296	201	6,022
Cash and cash equivalents	105,554		—	105,554

	149,598	5,296	201	155,095

		December 31, 2022
(In thousand Euros)	Financial assets measured at amortized cost	Financial assets measured at fair value with changes in PL	Financial assets measured at fair value with changes in OCI	Total
Customer sales and services	39,797	—	—	39,797
Other receivables	16	—	—	16
Loans to employees	14	—	—	14

Trade and other financial receivables	39,827	—	—	39,827
Guarantee deposit	1,133	—	—	1,133

Non-current financial assets	1,133		—	1,133
Guarantee deposit	560	—	—	560
Financial investments	128	5,030	239	5,397

Other current financial assets	688	5,030	239	5,957
Cash and cash equivalents	83,308	—	—	83,308

	124,956	5,030	239	130,225

Financial assets measured at FVTOCI correspond to investments in hedge funds whose quotation is considered level 1 for fair value purposes.
The financial investments valued at FVTPL relate to investment funds held at financial institutions. Thes
e fi
nancial assets are also considered level 1 for fair value purposes.
The rest of the financial assets (both current and
non-current)
are measured at their amortized cost, which does not materially differ from their fair value.
Financial liabilities

A.	Loans and borrowings

	June 30, 2023		December 31, 2022
(In thousand Euros)	Non-current	Current	Non-current	Current
Loans	66,268	14,675	44,359	5,676
Working capital line of credit	—	97,838	—	83,592

Loans and borrowings	66,268	112,513	44,359	89,268
Derivative warrant liabilities	—	8,974	—	5,834
Lease liabilities (see note 9)	23,267	2,777	24,657	2,644

Total	89,535	124,264	69,016	97,746

Financial liabilities are measured at their amortized cost, which does not differ from their fair value (it is considered that the interest rates applicable to all of them still represent market spreads), except for the derivative warrant liability which is measured at FVTPL.
The working capital lines of credit are a type of short-term financing used to cover ongoing business’s operations. These small-business loans are not used to fund large investments and are renewed every 90 days.

Loans and borrowings
Bank Loans
As of June 30, 2023, the Group had available credit lines and other financing products of Euros 118,970 thousand, compared to Euros 120,220 thousand as of December 31, 2022, of which a total of Euros 100,309 thousand have been drawn down, compared to Euros 81,920 thousand as of December 31, 2022.
Interest expenses from banks loans amounted to Euros 6,049 thousand as of June 30, 2023, compared to Euros 1,245 thousand as of June 30, 2022 (See Note 21).
The Group has loans which require compliance with certain financial covenants. On June 30, 2023, the Group met these financial covenants.
Details of the maturities, by year, of the principal and interest of the loans and borrowings as of June 30, 2023 and December 31, 2022, are as follows:

(In thousand Euros)	June 30, 2023		December 31, 2022
1 July 2023 - 30 June 2024	118,678	2023	92,581
1 July 2024 - 30 June 2025	27,583	2024	14,851
1 July 2025 - 30 June 2026	22,440	2025	12,741
1 July 2026 - 30 June 2027	16,606	2026	9,460
1 July 2027 - 30 June 2028	7,550	2027	7,780
More than five years	5,839	More than five years	7,438

	198,696		144,851

Details of the loans and borrowings as of June 30, 2023 and December 31, 2022 are as follows:

(In thousand Euros)	June 30, 2023
	Currency	Less than 1 year	1 to 3 years	Over 3 years	Total
Fixed rate loan	EUR	8,589	13,138	1,724	23,451
Floating rate loan	EUR	98,776	12,128	8,105	119,009
Covenant Loan	EUR	2,219	9,313	919	12,451
Covenant Loan	EUR	2,779	18,388	—	21,167

		112,363	52,967	10,748	176,078

Fixed rate loan	EUR	150	769	1,784	2,703

		112,513	53,736	12,532	178,781

(In thousand Euros)	December 31, 2022
	Currency	Less than 1 year	1 to 3 years	Over 3 years	Total
Bank Loans
Fixed rate loan	EUR	13,135	11,694	5,376	30,205
Floating rate loan	EUR	75,353	4,240	9,478	89,071
Covenant Loan	EUR	609	6,197	5,625	12,431

		89,097	22,131	20,479	131,707

Borrowings
Fixed rate loan	EUR	171	384	1,365	1,920

		89,268	22,515	21,844	133,627

As of June 30, 2023, the Group had loans at variable interest rates referenced to Euribor plus a differential between 3% and 8% and at fixed interest rates that range between 0% and 5.67%, respectively, compared to variable rates referenced to Euribor plus a differential between 3% and 6.79% and fixed rates between 0% and 6.32%, respectively, during fiscal year ended December 31, 2022.
Borrowings
As of June 30, 2023, loans from a government entity (“CDTI”) total Euros 2,703 thousand as compared to Euros 1,920 thousand as of December 31, 2022.
Derivative warrant liabilities
Derivative warrant liabilities correspond to Public and Private Warrants issued by Kensington, which have been assumed by Wallbox.
In addition, during the six months ended June 30, 2023, Wallbox issued new warrants as part of the facility agreement with Banco Bilbao Vizcaya Argentaria S.A. (“BBVA”) entered into in February 2023. On February 9, 2023 the Company signed an agreement with BBVA granting BBVA an aggregate of 1,007,894 warrants exercisable for 1,007,894 Class A Shares for exercise price of 5.32 USD per share (the “BBVA Warrants”). The BBVA Warrants are exercisable until February 9, 2033 unless earlier redeemed by the Company pursuant to the warrant agreement.
Movement in the derivative warrant liabilities during the six-months ended June 30, 2023 is summarized below:

	Public Warrant		Private Warrant		BBVA Warrant		Total
	Number of warrants	Thousand Euros	Number of warrants	Thousand Euros	Number of warrants	Thousand Euros	Number of warrants	Thousand Euros
At December 31, 2022	5,259,506	2,170	8,883,333	3,664	—	—	14,142,839	5,834

Warrants issuance	—	—	—	—	1,007,894	3,893	1,007,894	3,893
Change in fair value of derivative warrant liabilities	—	249	—	420	—	(1,171)	—	(502)
Exchange differences	—	(47)	—	(79)	—	(125)	—	(251)

At June 30, 2023	5,259,506	2,372	8,883,333	4,005	1,007,894	2,597	15,150,733	8,974

Public Warrants are listed and have been measured at fair value using the quoted price (Level 1). As of June 30, 2023, the fair value of the Public and Private Warrants was USD
0.49
based on the public quote of Public Warrants. The fair value of the BBVA Warrants was USD
2.80
based on a Black-Scholes valuation methodology for options and warrants.

Reconciliation of movements of liabilities to cash flows arising from financing activities

(In thousand Euros)	Loans and borrowings	Derivative warrant liabilities	Lease liabilities	Total
Balance at January 1, 2023	133,627	5,834	27,301	166,762

Proceeds from loans	261,526	—	—	261,526
Principal paid on lease liabilities	—	—	(1,310)	(1,310)
Interest paid on lease liabilities	—	—	(593)	(593)
Repayments of loans	(214,353)	—	—	(214,353)
Interest and bank fees paid	(5,369)	—	—	(5,369)

Total changes from financing cash flows	41,804	—	(1,903)	39,901

The effect of changes in foreign exchange rates	213	(251)	(172)	(210)

New warrants issued	(3,893)	3,893	—	—
Change in fair value of derivative warrant liabilities	—	(502)	—	(502)
New leases	—	—	225	225
Government loan receivable	919	—	—	919
Interest and bank fees expenses	6,111	—	593	6,704

Total liability-related other changes	3,137	3,391	818	7,346

Balance at June 30, 2023	178,781	8,974	26,044	213,799

B.	Trade and other financial payables
Details of trade and other financial payables as of June 30, 2023 and December 31, 2022 are as follows:

(In thousand Euros)	June 30, 2023	December 31, 2022
Suppliers	40,615	65,830
Personnel (salaries payable)	4,335	5,351
Customer advances	1,956	68

Total	46,906	71,249

Trade and other payables are unsecured and are typically paid in les
s than 12 months upon recognition. The carrying amounts of trade and other payables are considered equal to their fair values, due to their short-term nature.